                             Financial Statements

                  American Republic Variable Annuity Account

                         Year ended December 31, 1996
                      with Report of Independent Auditors

                  American Republic Variable Annuity Account

                             Financial Statements


                         Year ended December 31, 1996


                                   Contents
Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Net Assets........................................................2
Statement of Operations........................................................5
Statements of Changes in Net Assets............................................7
Notes to Financial Statements..................................................9


                        Report of Independent Auditors


The Board of Directors
American Republic Insurance Company


We have audited the accompanying statement of net assets of American
Republic Variable Annuity Account [comprising, respectively, the Money Market, Growth, Growth and Income, Global Growth, Global Income, Strategic Fixed Income, and Balanced (formerly Asset Allocation) Divisions] as of December 31, 1996, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended.
These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Republic Variable Annuity Account at December 31, 1996, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Des Moines, Iowa
January 17, 1997

                  American Republic Variable Annuity Account

                            Statement of Net Assets

                               December 31, 1996


                                                                    Combined
                                                                  ------------
Assets
Investments at net asset value:
  PaineWebber Series Trust Money Market Portfolio, 5,150,227
    shares at $1.00 per share (cost - $5,150,227)                 $  5,150,227
  PaineWebber Series Trust Growth Portfolio, 932,542 shares at
    $17.48 per share (cost - $14,550,935)                           16,300,828
  PaineWebber Series Trust Growth and Income Portfolio, 491,934
    shares at $12.27 per share (cost - $5,103,833)                   6,036,031
  PaineWebber Series Trust Global Growth Portfolio, 644,629
    shares at $13.74 per share (cost - $8,035,490)                   8,857,208
  PaineWebber Series Trust Global Income Portfolio, 1,091,288
    shares at $11.14 per share (cost - $12,459,422)                 12,156,953
  PaineWebber Series Trust Strategic Fixed Income Portfolio,
    469,688 shares at $10.21 per share (cost - $5,222,331)           4,795,516
  PaineWebber Series Trust Balanced Portfolio, 931,977 shares
    at $10.95 per share (cost - $9,986,474)                         10,205,145
                                                                 -------------
Total investments (cost - $60,508,712)                              63,501,908

Accrued investment income                                            6,797,183
                                                                 -------------
Total net assets                                                   $70,299,091
                                                                 =============



   Money                         Growth and        Global            Global             Strategic
   Market          Growth          Income          Growth            Income            Fixed Income           Balanced
  Division        Division        Division        Division          Division             Division             Division
------------------------------------------------------------------------------------------------------------------------
$5,150,227    $        --       $       --      $       --        $        --         $        --            $        --
      --       16,300,828               --              --                 --                  --                     --
      --               --        6,036,031              --                 --                  --                     --
      --               --               --       8,857,208                 --                  --                     --
      --               --               --              --         12,156,953                  --                     --
      --               --               --              --                 --           4,795,516                     --
      --               --               --              --                 --                  --             10,205,145
------------------------------------------------------------------------------------------------------------------------
 5,150,227     16,300,828        6,036,031       8,857,208         12,156,953           4,795,516             10,205,145

         -      3,093,287        1,061,557          49,095            834,258             329,084              1,429,902
------------------------------------------------------------------------------------------------------------------------
$5,150,227    $19,394,115       $7,097,588      $8,906,303        $12,991,211          $5,124,600            $11,635,047
========================================================================================================================

                  American Republic Variable Annuity Account

Net assets represented by:
  Currently payable annuity contracts:
    Money Market Division                                         $       844
    Growth Division                                                    72,115
    Growth and Income Division                                         18,291
    Global Growth Division                                             29,648
    Global Income Division                                             83,809
    Strategic Fixed Income Division                                    26,676
    Balanced Division                                                  68,772
                                                                  -----------
                                                                      300,155

                                            Units     Value
                                          -------------------
Contracts in accumulation period:
  Money Market Division                    370,284     $13.91       5,149,383
  Growth Division                          624,785      30.93      19,322,000
  Growth and Income Division               503,090      14.07       7,079,297
  Global Growth Division                   557,850      15.91       8,876,655
  Global Income Division                   744,621      17.33      12,907,402
  Strategic Fixed Income Division          320,937      15.88       5,097,924
  Balanced Division                        576,086      20.08      11,566,275
                                                                  -----------
                                                                   69,998,936
                                                                  -----------
                                                                  $70,299,091
                                                                  ===========

See accompanying notes.

                  American Republic Variable Annuity Account

                            Statement of Operations

                         Year ended December 31, 1996


                                                        Money
                                                        Market       Growth
                                          Combined     Division     Division
                                       -----------------------------------------
Net investment income (loss)
Income:
  Dividends                              $1,921,647    $377,334     $       --
  Capital gains distributions             5,349,740          --      3,098,984

Expenses (Note 2):
  Administrative charges                   (171,422)    (22,011)       (37,492)
  Mortality, distribution and expense
    risk                                 (1,160,880)   (122,916)      (290,346)
                                       -----------------------------------------
Net investment income (loss)              5,939,085     232,407      2,771,146

Realized and unrealized gain (loss) on
  investments (Note 4)
Net realized gain (loss) on investments   2,783,561          --      2,174,232
Change in net unrealized appreciation/
  depreciation of investments              (352,783)         --     (1,823,105)
                                       -----------------------------------------
Net increase in net assets resulting
  from operations                        $8,369,863     232,407     $3,122,273
                                       =========================================


See accompanying notes.

       Growth       Global       Global       Strategic
     and Income     Growth       Income      Fixed Income     Balanced
      Division     Division     Division       Division       Division
---------------------------------------------------------------------------


     $   29,961    $  49,094    $869,618      $329,084      $  266,556
      1,031,596           --       9,417        46,396       1,163,347


        (15,745)     (22,072)    (45,755)      (12,782)        (15,565)
        (99,599)    (139,358)   (234,880)      (90,837)       (182,944)
---------------------------------------------------------------------------
        946,213     (112,336)    598,400       271,861       1,231,394



        590,992      134,027     (55,576)     (366,068)        305,954

       (249,540)   1,232,211     142,769       122,835         222,047
---------------------------------------------------------------------------

     $1,287,665   $1,253,902    $685,593      $ 28,628      $1,759,395
===========================================================================

                  American Republic Variable Annuity Account

                      Statements of Changes in Net Assets

                    Years ended December 31, 1996 and 1995


                                                                                             Money
                                                                                             Market
                                                                              Combined      Division
                                                                            -----------------------------
Net assets at January 1, 1995                                                 $141,063,350  $16,206,243

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                                                   5,982,634      593,677
  Net realized gain (loss) on investments                                        1,399,704            -
  Change in net unrealized appreciation/depreciation of investments              9,362,541            -
                                                                            -----------------------------
Net increase (decrease) in net assets resulting from operations                 16,744,879      593,677

Changes from principal transactions:
  Purchase payments                                                                280,426        3,774
  Contract distributions and terminations                                      (52,752,906) (11,064,141)
  Transfer payments (to) from other divisions or other contracts                 3,186,809    9,277,404
  Annuity payments and related actuarial adjustment in reserves                     (8,874)      24,226
                                                                            -----------------------------
Decrease in net assets derived from principal transactions                     (49,294,545)  (1,758,737)
                                                                            -----------------------------
Total decrease                                                                 (32,549,666)  (1,165,060)
                                                                            -----------------------------
Net assets at December 31, 1995                                                108,513,684   15,041,183

Increase (decrease) in net assets
Operations:
  Net investment income (loss)                                                   5,939,085      232,407
  Net realized gain (loss) on investments                                        2,783,561            -
  Change in net unrealized appreciation/depreciation of investments               (352,783)           -
                                                                            -----------------------------
Net increase in net assets resulting from operations                             8,369,863      232,407

Changes from principal transactions:
  Purchase payments                                                                 93,441        1,655
  Contract distributions and terminations                                      (47,452,035) (12,205,680)
  Transfer payments (to) from other divisions or other contracts                   932,168    2,106,570
  Annuity payments and related actuarial adjustment in reserves                   (158,030)     (25,908)
                                                                            -----------------------------
Decrease in net assets derived from principal transactions                     (46,584,456) (10,123,363)
                                                                            -----------------------------
Total decrease                                                                 (38,214,593)  (9,890,956)
                                                                            -----------------------------
Net assets at December 31, 1996                                                $70,299,091  $ 5,150,227
                                                                            =============================


See accompanying notes.


                  Growth and       Global         Global         Strategic
     Growth         Income         Growth         Income       Fixed Income     Balanced
    Division       Division       Division       Division        Division       Division
---------------------------------------------------------------------------------------------
  $26,973,535     $9,159,947    $20,916,959     $34,705,971    $13,894,120     $19,206,575



    1,796,568        (67,105)      (275,338)      1,711,101      1,023,380       1,200,351
    1,447,141        358,226       (570,494)        176,900        (10,538)         (1,531)
    3,601,633      1,666,194       (351,624)      1,295,090        835,190       2,316,058
---------------------------------------------------------------------------------------------
    6,845,342      1,957,315     (1,197,456)      3,183,091      1,848,032       3,514,878


      103,801          9,799         74,869          26,580         17,467          44,136
  (10,497,600)    (2,731,763)    (5,618,216)    (10,317,894)     5,998,732      (6,524,560)
    1,796,703       (911,170)    (1,989,120)     (4,443,434)      (694,719)        151,145
        6,755          7,084         (8,736)        (18,889)        (3,119)        (16,195)
---------------------------------------------------------------------------------------------
   (8,590,341)    (3,626,050)    (7,541,203)    (14,753,637)    (6,679,103)     (6,345,474)
---------------------------------------------------------------------------------------------
   (1,744,999)    (1,668,735)    (8,738,659)    (11,570,543)    (4,831,071)     (2,830,596)
---------------------------------------------------------------------------------------------
   25,228,536      7,491,212     12,178,300      23,135,425      9,063,049      16,375,979


    2,771,146        946,213       (112,336)        598,400        271,861       1,231,394
    2,174,232        590,992        134,027         (55,576)      (366,068)        305,954
   (1,823,105)      (249,540)     1,232,211         142,769        122,835         222,047
---------------------------------------------------------------------------------------------
    3,122,273      1,287,665      1,253,902         685,593         28,628       1,759,395


       51,536          7,936         13,947           2,646          3,360          12,361
   (8,987,652)    (2,489,204)    (3,891,049)    (10,160,961)    (3,694,413)     (6,023,076)
        8,368        825,892       (644,445)       (625,504)      (273,180)       (465,533)
      (28,946)       (25,913)        (4,352)        (45,988)        (2,844)        (24,079)
---------------------------------------------------------------------------------------------
   (8,956,694)    (1,681,289)    (4,525,899)    (10,829,807)    (3,967,077)     (6,500,327)
---------------------------------------------------------------------------------------------
   (5,834,421)      (393,624)    (3,271,997)    (10,144,214)    (3,938,449)     (4,740,932)
---------------------------------------------------------------------------------------------
  $19,394,115     $7,097,588    $ 8,906,303     $12,991,211     $5,124,600     $11,635,047
=============================================================================================

                  American Republic Variable Annuity Account

                         Notes to Financial Statements

                               December 31, 1996


1.  Investment and Accounting Policies

Organization

American Republic Variable Annuity Account (the Account) was organized by American Republic Insurance Company (the Company) in accordance with the provisions of Iowa Insurance laws and is a part of the total operations of the Company. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Account invests solely in specified portfolios of PaineWebber Series Trust, an open-end management investment company under the Investment Company Act of 1940, as directed by eligible contract owners. All series of shares are diversified except Global Income Portfolio.

Effective January 26, 1996, the name of the Asset Allocation Division changed to Balanced Division.

Investment Operations

Investments are stated at the closing net asset values per share on December 31, 1996.

The average cost method is used to determine realized gains and losses. Dividends are taken into income on an accrual basis as of the ex-dividend date.

Annuity Reserves

Currently payable annuity contract reserves are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. If the amount paid to the contractholder is less than originally estimated, charges paid for mortality and expense risks are reimbursed to the Company. If additional amounts are required, the Company reimburses the Account.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Reclassifications

Certain amounts appearing in the 1995 statement of changes in net assets have been reclassified to conform with the 1996 presentation.

                  American Republic Variable Annuity Account

2.  Expenses

The Company is compensated for certain expenses. Mortality, distribution, and expense risks assumed by the Company are compensated for by a charge equivalent to an annual rate of 1.40% of the total net assets of each division. These charges amounted to $1,160,880 in 1996.

An annual contract administration charge of $30 is deducted on the last valuation date of each calendar year, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence prior to the last valuation date of the year. A transfer charge of $10 will be imposed on each transfer between divisions (portfolios) of the account in excess of six in any one calendar year.
However, the Company has waived this charge until further notice. An early withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The early withdrawal charge is 5% of the amount withdrawn for purchase payments made within six years prior to the date of withdrawal. Purchase payments made after May 1, 1989 will have an early withdrawal charge period of five years. A withdrawal transaction charge of $10 will be imposed on each withdrawal in excess of three per calendar year. Total administrative charges amounted to $171,422 in 1996.


3.  Federal Income Taxes

Operations of the Account are part of the operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to operations of the Account.


4.  Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments were as follows:


                                  Year ended                Year ended
                               December 31, 1996        December 31, 1995
                           -----------------------------------------------------
                             Purchases      Sales      Purchases      Sales
                           -----------------------------------------------------
Portfolio:
  Money Market              $ 6,669,873  $16,560,914  $13,486,067  $14,581,530
  Growth                      4,707,339   11,817,070    4,661,090   11,690,448
  Growth and Income           1,024,433    2,742,046    2,457,874    6,131,168
  Global Growth                 990,326    5,677,656    2,443,083    9,104,616
  Global Income               2,638,021   11,706,788    1,329,829   15,774,620
  Strategic Fixed Income      2,142,908    5,268,132    2,307,139    7,687,957
  Balanced                    1,686,439    6,897,555    3,233,706    7,649,701
                           -----------------------------------------------------
                            $19,859,339  $60,670,161  $29,918,788  $72,620,040
                           =====================================================

                  American Republic Variable Annuity Account

5. Summary of Changes from Unit Transactions

Transactions in units were as follows:

                                          Year ended             Year ended
                                      December 31, 1996      December 31, 1995
                                   ---------------------------------------------
                                    Purchased   Redeemed   Purchased   Redeemed
                                   ---------------------------------------------
Division:
  Money Market                       462,861  1,203,441  1,211,551   1,346,061
  Growth                              87,118    412,487    238,060     617,038
  Growth and Income                   73,162    208,363    313,034     681,018
  Global Growth                       65,888    374,686    135,760     687,329
  Global Income                       35,860    687,175     35,535     988,705
  Strategic Fixed Income              56,476    317,278    125,057     587,044
  Balanced                            13,351    370,326    109,536     508,722
                                   ---------------------------------------------
                                     794,716  3,573,756  2,168,533   5,415,917
                                   =============================================

6. Net Assets

Net assets at December 31, 1996 consisted of the following:

                                              Money                  Growth
                                              Market     Growth    and Income
                                 Combined    Division   Division    Division
                              --------------------------------------------------
Unit transactions              $47,294,323  $4,446,222  $12,510,549 $4,718,630
Accumulated net invest-
  ment income                   20,011,572     704,005    5,133,673  1,446,760
Net unrealized appreciation/
  depreciation of invest-
  ments                          2,993,196          --    1,749,893    932,198
                              --------------------------------------------------
                               $70,299,091  $5,150,227  $19,394,115 $7,097,588
                              ==================================================
                                 Global      Global      Strategic
                                 Growth      Income    Fixed Income   Balanced
                                Division    Division      Division    Division
                              --------------------------------------------------
Unit transactions              $6,346,345   $ 8,985,660  $4,066,728  $ 6,220,189
Accumulated net invest-
  ment income                   1,738,240     4,308,020   1,484,687    5,196,187
Net unrealized appreciation/
  depreciation of invest-
  ments                           821,718      (302,469)   (426,815)     218,671
                              --------------------------------------------------
                               $8,906,303   $12,991,211  $5,124,600  $11,635,047
                              ==================================================